ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN - Proposed Business Combination (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 06, 2023 USD ($) shares	Apr. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) product $ / shares shares	Dec. 31, 2023 USD ($) product $ / shares shares	Dec. 31, 2022 USD ($) $ / shares
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Amount held in trust account | $			$ 80,714,142	$ 78,702,824	$ 94,209,804
Exercise tax liability | $	$ 209,612			$ 209,612
Class A common stock subject to possible redemption
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares redeemed | shares	1,961,875
Value of common stock redeemed | $	$ 20,961,169
2023 Equity Incentive Plan
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Initial aggregate share reserve percentage on common stock			10.00%	10.00%
Aggregate share reserve percentage on common stock outstanding on the final day of the immediately preceding calendar year			4.00%	4.00%
Forward Purchase Agreement Liability
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Maximum forward purchase transaction amount | $			$ 75,000	$ 75,000
Quarterly fee paid | $			$ 5,000	$ 5,000
Share price | $ / shares			$ 0.05	$ 0.05
Disposition of share price | $ / shares			$ 0.03	$ 0.03
Forward Purchase Agreement Liability | Meteora
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Threshold trading days			20 days	20 days
Threshold trading day period			30 days	30 days
Period after closing date			30 days	30 days
Estimated redemption price per share | $ / shares			$ 11.12	$ 10.88
Amount held in trust account | $			$ 80,714,142	$ 78,702,824
Estimated income and franchise taxes to be paid | $			$ 244,150	$ 30,533
Minimum beneficial ownership percentage by Meteora on a post-merger pro forma basis			9.90%	9.90%
Percentage of prepayment shortfall			1.00%	1.00%
Amount of consideration equal to the product | $			$ 40,000	$ 40,000
Percentage of proceeds from sales equals to prepayment shortfall			100.00%	100.00%
Minimum VWAP per share | $ / shares			$ 7.50	$ 7.50
Trading day period prior to maturity date for calculating VWAP price per share			10 days	10 days
Number used to calculate product | product			3	3
Number of shares used to calculate product for consideration in shares | shares			6,600,000	6,600,000
Minimum period for penalty shares to be freely tradable			45 days	45 days
Documented fees and expenses | $			$ 75,000	$ 75,000
Amount to be paid in case of termination of agreement | $			$ 500,000	$ 500,000
Forward Purchase Agreement Liability | Meteora | Minimum
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
VWAP Triggered price per share | $ / shares			$ 5.00	$ 5.00
Unsold share price if maturity consideration in cash | $ / shares			2.00	2.00
Unsold share price if maturity consideration in shares | $ / shares			$ 2.00	$ 2.00
Forward Purchase Agreement Liability | Meteora | Maximum
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Number of shares to be issued | shares			6,600,000	6,600,000
Unsold share price if maturity consideration in cash | $ / shares			$ 2.50	$ 2.50
Unsold share price if maturity consideration in shares | $ / shares			$ 2.50	$ 2.50
Amount of indebtedness | $			$ 25,000,000.0	$ 25,000,000.0
Use of Funds Restricted for Payment of Taxes
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Interest and dividend income earned in Trust Account | $		$ 302,000
ConnectM
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Common stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.0001	$ 0.0001
Number of shares issued as merger consideration | shares			14,500,000	14,500,000
Transaction expenses | $			$ 8,000,000	$ 8,000,000
Cure period			30 days	30 days
Period for written notice			2 days	2 days
Period for written notice given by Acquiree			15 days	15 days
Reimbursement of transaction expenses | $			$ 1,200,000	$ 1,200,000
Threshold trading day period				30 days
ConnectM | Lock-Up Agreement/Transfer Restrictions
ORGANIZATION, DESCRIPTION OF BUSINESS, AND GOING CONCERN
Period agreed for not to transfer any shares of common stock			180 days	180 days
Price of stock equals for not to transfer any shares of common stock | $ / shares			$ 16.50	$ 16.50
Threshold trading days			20 days	20 days
Threshold trading day period			30 days
Period after closing date			150 days	150 days
Initial aggregate share reserve percentage on common stock				91.00%